Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000012453
Shareholder Report [Line Items]
Fund Name	Payson Total Return Fund
Trading Symbol	PBFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Payson Total Return Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Payson Total Return Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.hmpayson.com/what-we-do/investment-management/total-return-fund/. You can also request this information by contacting us at (800) 805-8258.

Additional Information Phone Number	(800) 805-8258
Additional Information Website	www.hmpayson.com/what-we-do/investment-management/total-return-fund/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Payson Total Return Fund	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

The Payson Total Return Fund (the Fund) advanced in the six-month period ending September 30, 2024, but trailed the S&P 500 Index. The gain in the market has been driven largely by a handful of large cap technology companies (most of which are involved in the emerging field of artificial intelligence), as well as by better-than-expected US economic growth and declining inflation.

The Fund’s overweight in the Technology sector, in addition to an overweight in Industrials, were positive contributors, as was the Fund’s stock selection in Communication Services. Stock selection in Consumer Discretionary, Financials, and Industrials, were the largest negative contributors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Payson Total Return Fund	S&P 500® Index
9/30/14	$10,000	$10,000
12/31/14	$10,257	$10,493
3/31/15	$10,246	$10,593
6/30/15	$10,494	$10,622
9/30/15	$9,448	$9,939
12/31/15	$9,775	$10,638
3/31/16	$9,842	$10,782
6/30/16	$9,894	$11,047
9/30/16	$10,491	$11,472
12/31/16	$10,785	$11,911
3/31/17	$11,556	$12,633
6/30/17	$11,796	$13,024
9/30/17	$12,496	$13,607
12/31/17	$13,127	$14,511
3/31/18	$13,335	$14,401
6/30/18	$13,730	$14,896
9/30/18	$14,904	$16,044
12/31/18	$12,892	$13,875
3/31/19	$14,645	$15,769
6/30/19	$15,149	$16,447
9/30/19	$15,354	$16,727
12/31/19	$16,975	$18,244
3/31/20	$13,843	$14,668
6/30/20	$17,146	$17,682
9/30/20	$18,544	$19,260
12/31/20	$20,456	$21,600
3/31/21	$22,339	$22,934
6/30/21	$23,882	$24,895
9/30/21	$23,856	$25,040
12/31/21	$26,787	$27,801
3/31/22	$25,651	$26,522
6/30/22	$22,121	$22,252
9/30/22	$20,955	$21,165
12/31/22	$22,873	$22,766
3/31/23	$23,646	$24,473
6/30/23	$25,728	$26,612
9/30/23	$25,528	$25,741
12/31/23	$28,158	$28,750
3/31/24	$31,488	$31,785
6/30/24	$32,462	$33,147
9/30/24	$33,393	$35,098

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Payson Total Return Fund	30.81%	16.81%	12.81%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 291,661,618
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 828,694
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$291,661,618
# of Portfolio Holdings	33
Portfolio Turnover Rate	48%
Investment Advisory Fees Paid	$828,694

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Information Technology	47.8%
Industrials	18.6%
Financials	9.1%
Health Care	8.9%
Consumer Discretionary	8.9%
Energy	4.3%
Consumer Staples	2.4%

* excluding exchange traded funds

Largest Holdings [Text Block]

Top Ten Holdings

(% total net assets)

SPDR Portfolio S&P 500 ETF	7.17%
Broadcom, Inc.	7.16%
Apple, Inc.	6.89%
NVIDIA Corp.	5.81%
Alphabet, Inc., Class A	5.63%
Meta Platforms, Inc., Class A	5.26%
Amazon.com, Inc.	4.81%
L3Harris Technologies, Inc.	3.83%
Microsoft Corp.	3.42%
Visa, Inc., Class A	3.17%